Finance result (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of finance result

	2021	2020	2019

Income from financial investments	35,773	24,479	25,965
Changes in fair value of derivative instruments	-	20,739	-
Interest received	23,040	11,876	9,680
Foreign exchange differences	-	-	13,321
Other	5,753	5,196	2,723
Finance income	64,566	62,290	51,689

Change in fair value of derivative instruments	-	-	(1,780)
Interest expense	(108,437)	(25,543)	(24,002)
Interest expense on lease liabilities	(67,212)	(44,458)	(31,469)
Financial discounts granted	(23,193)	(8,081)	(923)
Bank fees	(7,878)	(6,333)	(2,876)
Foreign exchange differences	(17,973)	(4,613)	-
IOF taxes (taxes on financial transactions)	(3,306)	(1,661)	(6,801)
Other	(15,797)	(7,580)	(4,514)
Finance expenses	(243,796)	(98,269)	(72,365)

Finance result	(179,230)	(35,979)	(20,676)